Operating loss is stated after charging (Crediting) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating loss is stated after charging (crediting) [Abstract]
(Gain)/ loss on disposal of property, plant and equipment	£ (3)	£ 180	£ 1,064
Profit on derecognition of leases	0	0	(3,700)
Remeasurement of leases	0	(15)	(227)
Depreciation of property, plant and equipment (Note 11)	4,304	5,511	6,446
Depreciation of right-of-use assets (Note 12)	1,827	1,501	2,530
Write-down of inventories recognised as an expense	28	871	0
Reversals of inventory write-downs	(197)	0	0
Operating lease income (Note 6)	0	108	460
Research and development expenditure credit	£ 184	£ 358	£ 227